Disclosures on Individual Items of the Financial Statements (Details) - Schedule of applying the aforementioned parameters the share listing expense (Parentheticals)	12 Months Ended
	Dec. 31, 2021 € / shares shares	Dec. 31, 2021 $ / shares shares
Schedule of applying the aforementioned parameters the share listing expense [Abstract]
Fair value of Ordinary Shares	8,524,565	8,524,565
Fair value of Ordinary Shares including founder shares	3,593,750	3,593,750
Fair value of per share (in Euro per share) | € / shares	€ 8.64
Fair value of private warrants	4,375,000	4,375,000
Fair value of per Warrant (in Euro per share) | € / shares	€ 1.17
Fair value of public warrants	7,187,500	7,187,500
Fair value of per Warrant (in Euro per share) | (per share)	€ 1.05	$ 0.01